                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06-30-00
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1420
                 -------------------------------
                 St. Paul, MN  55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
                                   St. Paul, MN
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                    FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06-30-00

Item 1                           Item 2    Item 3     Item 4       Item 5                  Item 6    Item 7     Item 8
                                 Title of             Market
Name of Issuer                   Class     CUSIP      Value        Shares      SH/PRN      Invstmt   Managers   Voting
                                                                                           Discr                Authority
COMMON STOCK                                                                                                    SOLE

Abbott Laboratories              COM       002824100      2,393,006       53,700 SHR       SOLE                      53,700
ADC Telecom                      COM       000886101     61,614,575      734,600 SHR       SOLE                     734,600
Adobe Systems                    COM       00724F101        208,000        1,600 SHR       SOLE                       1,600
Aegon NV                         COM       007924103        440,610       12,368 SHR       SOLE                      12,368
Allstate Corp                    COM       020002101        324,316       14,576 SHR       SOLE                      14,576
Am Home Products                 COM       026609107      1,820,075       30,980 SHR       SOLE                      30,980
American Express                 COM       025816109      1,821,612       34,947 SHR       SOLE                      34,947
American Greetings               COM       026375105      1,112,450       58,550 SHR       SOLE                      58,550
American Int'l Group             COM       026874107        825,790        7,028 SHR       SOLE                       7,028
American Water Works             COM       030411102        250,000       10,000 SHR       SOLE                      10,000
Amgen                            COM       031162100        758,700       10,800 SHR       SOLE                      10,800
Archer-Daniels                   COM       039483102        197,221       20,099 SHR       SOLE                      20,099
AT & T                           COM       001957109      1,116,991       35,320 SHR       SOLE                      35,320
Automatic Data Proc              COM       053015103        697,919       13,030 SHR       SOLE                      13,030
Bank of America Corp             COM       060505104        344,000        8,000 SHR       SOLE                       8,000
Bankamerica Corp                 COM       066050105      1,404,678       32,667 SHR       SOLE                      32,667
Baxter International             COM       071813109     24,139,687      343,320 SHR       SOLE                     343,320
Bemis                            COM       081437105     17,659,850      525,200 SHR       SOLE                     525,200
Bestfoods                        COM       08658U101        306,916        4,432 SHR       SOLE                       4,432
BMC Industries                   COM       055607105      4,803,703    1,182,450 SHR       SOLE                   1,182,450
BP Amoco PLC ADR                 COM       055622104      4,752,377       84,020 SHR       SOLE                      84,020
Briggs & Stratton                COM       109043109        205,500        6,000 SHR       SOLE                       6,000
Bristol-Myers Squibb             COM       110122108      5,386,960       92,480 SHR       SOLE                      92,480
Burlington Northern              COM       12189T104        749,827       32,690 SHR       SOLE                      32,690
Burlington Resources             COM       122014103      2,911,475       76,117 SHR       SOLE                      76,117
Capital Title Group Inc          COM       140919101        440,000      320,000 SHR       SOLE                     320,000
Cardinal Health                  COM       14149Y108        643,874        8,701 SHR       SOLE                       8,701

                                    FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06-30-00

Item 1                           Item 2    Item 3     Item 4       Item 5                  Item 6    Item 7     Item 8
                                 Title of             Market
Name of Issuer                   Class     CUSIP      Value        Shares      SH/PRN      Invstmt   Managers   Voting
Ceridian                         COM       15677T106     15,764,547      655,150 SHR       SOLE                     655,150
Chevron                          COM       166751107        862,798       10,173 SHR       SOLE                      10,173
Cisco                            COM       17275R102        533,925        8,400 SHR       SOLE                       8,400
Community First Bankshares       COM       203902101        304,881       18,690 SHR       SOLE                      18,690
Community First Bkshr            COM       203902101        468,593       28,726 SHR       SOLE                      28,726
Corning                          COM       219350105     15,105,713       55,973 SHR       SOLE                      55,973
Covance Inc.                     COM       222816100        581,845       66,025 SHR       SOLE                      66,025
Delta Air Lines                  COM       247361108      1,108,128       21,916 SHR       SOLE                      21,916
Deluxe Corp                      COM       248019101     14,011,229      594,641 SHR       SOLE                     594,641
Donaldson                        COM       257651109     14,953,594      757,144 SHR       SOLE                     757,144
Dupont                           COM       263534109        273,481        6,251 SHR       SOLE                       6,251
Eastman Kodak                    COM       277461109        261,502        4,395 SHR       SOLE                       4,395
Ecolab Inc                       COM       278865100     22,917,500      586,688 SHR       SOLE                     586,688
Edwards Lifesciences             COM       28176E108      1,245,105       67,303 SHR       SOLE                      67,303
Emerson Electric                 COM       291011104     31,218,705      517,080 SHR       SOLE                     517,080
Enron Corp                       COM       293561106      1,292,580       20,040 SHR       SOLE                      20,040
Exxon Mobil Corp                 COM       30231g102      3,739,740       47,640 SHR       SOLE                      47,640
First Data Corp                  COM       319963104        711,920       14,346 SHR       SOLE                      14,346
Firstar                          COM       33761C103      2,063,872       97,988 SHR       SOLE                      97,988
Firstar Corporation              COM       33763V109        480,225       22,800 SHR       SOLE                      22,800
Franklin Resources Inc           COM                        303,750       10,000 SHR       SOLE                      10,000
Freddie Mac Voting Shs           COM       313400301        318,330        7,860 SHR       SOLE                       7,860
G & K Services Cl A              COM       361268105      3,045,094      121,500 SHR       SOLE                     121,500
General Binding                  COM       369154109         66,875       10,000 SHR       SOLE                      10,000
General Electric                 COM       369604103      2,710,314       51,138 SHR       SOLE                      51,138
General Mills                    COM       370334104     23,051,808      602,662 SHR       SOLE                     602,662
Genuine Parts                    COM       372460105        280,000       14,000 SHR       SOLE                      14,000
Gillette Company                 COM       375766102        649,837       18,600 SHR       SOLE                      18,600
Graco Inc                        COM       384109104     27,833,585      856,418 SHR       SOLE                     856,418
GTE Corp                         COM       362320103      2,179,623       35,014 SHR       SOLE                      35,014

                                    FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06-30-00

Item 1                           Item 2    Item 3     Item 4       Item 5                  Item 6    Item 7     Item 8
                                 Title of             Market
Name of Issuer                   Class     CUSIP      Value        Shares      SH/PRN      Invstmt   Managers   Voting
HB Fuller                        COM       359694106     16,244,398      356,530 SHR       SOLE                     356,530
Hershey                          COM       427866108        577,150       11,900 SHR       SOLE                      11,900
Hewlett-Packard                  COM       428236103        807,567        6,467 SHR       SOLE                       6,467
Home Depot                       COM       437076102        864,468       17,311 SHR       SOLE                      17,311
Honeywell Inc                    COM       438516106     19,459,972      577,661 SHR       SOLE                     577,661
Hormel                           COM       440452100     20,981,159    1,247,950 SHR       SOLE                   1,247,950
IBM                              COM       459200101      3,497,892       31,926 SHR       SOLE                      31,926
Imation                          COM       45245A107        215,965        7,352 SHR       SOLE                       7,352
Ingersoll Rand                   COM       456866102        413,569       10,275 SHR       SOLE                      10,275
Intel                            COM       458140100      6,615,392       49,484 SHR       SOLE                      49,484
Intl Flavors/Fragr               COM       459506101        211,312        7,000 SHR       SOLE                       7,000
J.P. Morgan                      COM       616880100      1,007,644        9,150 SHR       SOLE                       9,150
Jefferson-Pilot                  COM       475070108        285,687        5,062 SHR       SOLE                       5,062
Johnson & Johnson                COM       478160104     30,873,830      303,056 SHR       SOLE                     303,056
Kimberly-Clark                   COM       494368103      3,379,387       58,900 SHR       SOLE                      58,900
Lucent Tech                      COM       549463107      1,032,016       17,418 SHR       SOLE                      17,418
M.STNLY D. Witter                COM                        333,000        4,000 SHR       SOLE                       4,000
Medtronic Inc                    COM       585055106     34,814,952      698,920 SHR       SOLE                     698,920
Merck & Co                       COM       589331107      2,560,194       33,412 SHR       SOLE                      33,412
Merrill Lynch                    COM       590188108      1,200,025       10,435 SHR       SOLE                      10,435
Microsoft                        COM       594918104        838,640       10,483 SHR       SOLE                      10,483
Minnesota Mining                 COM       604059105     27,682,545      335,546 SHR       SOLE                     335,546
MIPS Technol. CL B               COM       604567206        358,305        9,307 SHR       SOLE                       9,307
Monsanto                         COM       611662107        316,327        6,120 SHR       SOLE                       6,120
Motorola                         COM       620076109      1,573,153       54,130 SHR       SOLE                      54,130
MTS Systems                      COM       553777103     10,934,462    1,749,514 SHR       SOLE                   1,749,514
Murphy Oil                       COM       626717102        368,512        6,200 SHR       SOLE                       6,200
Natl Computer Sys                COM       635519101     33,749,547      685,270 SHR       SOLE                     685,270
Newell Rubbermaid                COM       651192106      1,108,537       43,050 SHR       SOLE                      43,050
Nokia                            COM       654902204        624,219       12,500 SHR       SOLE                      12,500

                                    FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06-30-00

Item 1                           Item 2    Item 3     Item 4       Item 5                  Item 6    Item 7     Item 8
                                 Title of             Market
Name of Issuer                   Class     CUSIP      Value        Shares      SH/PRN      Invstmt   Managers   Voting
Northern States Pwr              COM       665772109        203,813       10,096 SHR       SOLE                      10,096
Pacific Centy Finl Corp.         COM       694058108        804,375       55,000 SHR       SOLE                      55,000
Patterson Dental                 COM       703412106      2,659,650       52,150 SHR       SOLE                      52,150
Pentair Inc                      COM       709631105      2,076,750       58,500 SHR       SOLE                      58,500
Pfizer Inc                       COM       717081103     36,443,328      759,236 SHR       SOLE                     759,236
Procter & Gamble                 COM       742718109        591,163       10,326 SHR       SOLE                      10,326
Providian Financial              COM       74406A102        410,040        4,556 SHR       SOLE                       4,556
Qwest Communications             COM       749121109        429,628        8,647 SHR       SOLE                       8,647
ReliaStar                        COM       75952U103     12,042,272      229,650 SHR       SOLE                     229,650
Royal Dutch Petrol               COM       780257804      1,889,969       30,700 SHR       SOLE                      30,700
SBC Communications               COM       78387G103        274,767        6,353 SHR       SOLE                       6,353
Schlumberger Ltd                 COM       806857108      4,721,524       63,270 SHR       SOLE                      63,270
Service Master                   COM       81760N109        441,350       38,800 SHR       SOLE                      38,800
Sigma Aldrich                    COM       826552101        751,725       25,700 SHR       SOLE                      25,700
Silicon Graphics                 COM       827056102        252,000       67,200 SHR       SOLE                      67,200
SNAP ON Inc.                     COM       833034101        535,162       20,100 SHR       SOLE                      20,100
St. Jude Medical                 COM       790849103     24,001,020      523,183 SHR       SOLE                     523,183
St. Paul Cos                     COM       792860108     22,898,899      671,030 SHR       SOLE                     671,030
State Street Corp                COM       857477103        222,095        2,094 SHR       SOLE                       2,094
Sturm Ruger                      COM       864159108        213,000       24,000 SHR       SOLE                      24,000
Super Valu                       COM       868536103     16,635,844      872,700 SHR       SOLE                     872,700
Sycamore Networks, Inc.          COM                        291,831        2,644 SHR       SOLE                       2,644
Target Corp                      COM       87612E106     27,594,660      475,770 SHR       SOLE                     475,770
TCF Financial                    COM       872275102     19,719,061      767,652 SHR       SOLE                     767,652
Toro                             COM       891092108     14,897,895      452,308 SHR       SOLE                     452,308
Tyco                             COM       902124106        284,250        6,000 SHR       SOLE                       6,000
Union Pacific Resources          COM       907834105        375,782       17,081 SHR       SOLE                      17,081
United Healthcare                COM       910581107        433,037        5,050 SHR       SOLE                       5,050
US Bancorp                       COM       902973106     16,083,009      835,481 SHR       SOLE                     835,481
US West Inc New                  COM       91273H101        859,987       10,029 SHR       SOLE                      10,029

                                    FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06-30-00

Item 1                           Item 2    Item 3     Item 4       Item 5                  Item 6    Item 7     Item 8
                                 Title of             Market
Name of Issuer                   Class     CUSIP      Value        Shares      SH/PRN      Invstmt   Managers   Voting
Valspar                          COM       920355104     10,681,875      316,500 SHR       SOLE                     316,500
Verizon Communications           COM       92343v104        433,939        8,540 SHR       SOLE                       8,540
Vodafone                                   92857T107        244,481        5,900                                      5,900
Waste Mgmt Inc Del                         94106L109        418,000       22,000                                     22,000
Wells Fargo & Co                           669380107     34,519,159      890,817                                    890,817
Weyerhaeuser                               962166104      2,921,850       67,950                                     67,950

                                                        806,856,227   22,875,578                                 22,875,578

PREFERRED STOCK

Barclays Pfd. E                            06738C83         395,250       17,000 SHR       SOLE                      17,000

PREFERRED STOCK SUBTOTAL                                    395,250       17,000                                     17,000

MUTUAL FUNDS

Acorn Fund                                                  179,691       10,435 SHR       SOLE                      10,435
Fidelity Magellan                                           242,230        1,799 SHR       SOLE                       1,799
New Perspective Fund                       648018109        293,647        9,491 SHR       SOLE                       9,491
Paine Webber US Govt Income Fu                              148,646       17,591 SHR       SOLE                      17,591
SIT Large Cap Growth Fund                  829797109        295,505        4,642 SHR       SOLE                       4,642
SIT Mid Cap Growth Fund                    829796101        325,266       13,800 SHR       SOLE                      13,800
SIT MN Tax Free Income Fund                82979K100        405,889       41,844 SHR       SOLE                      41,844
Vanguard Index Tr 500                      922908108        371,891        2,772 SHR       SOLE                       2,772
Wells Fargo Equity Income Fund                              480,574       11,358                                     11,358

                                    FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06-30-00

Item 1                           Item 2    Item 3     Item 4       Item 5                  Item 6    Item 7     Item 8
                                 Title of             Market
Name of Issuer                   Class     CUSIP      Value        Shares      SH/PRN      Invstmt   Managers   Voting
MUTUAL FUND SUBTOTAL                                      2,743,339      113,733                                    113,733

GRAND TOTALS                                            809,994,816   23,006,311                                 23,006,311